Components of Income Before Provision for Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	$ 202,716	$ 120,865	$ 67,221
Ireland
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	143,889	80,914	12,157
United States
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	6,966	16,218	11,371
Other
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	$ 51,861	$ 23,733	$ 43,693